Cover	Oct. 25, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2024
Entity File Number	001-41168
Entity Registrant Name	FTAC EMERALD ACQUISITION CORP.
Entity Central Index Key	0001889123
Entity Tax Identification Number	86-2170416
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1703
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	701-9555
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half ofw one redeemable warrant
Trading Symbol	FLDDU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FLD
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	FLDDW
Security Exchange Name	NASDAQ